PowerShares India Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield of the Indus India Index (the "Underlying
Index").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares India Portfolio PowerShares India Portfolio-PowerShares India Portfolio
Management Fees (unitary management fee)	0.78%
Other Expenses	none
Total Annual Fund Operating Expenses	0.78%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares India Portfolio PowerShares India Portfolio-PowerShares India Portfolio	80	249	433	966

Portfolio Turnover
The Fund, through its investment in the Subsidiary (as defined below), pays transaction costs, such as commissions, when it purchases and sells securities
(or "turns over" its portfolio). A higher portfolio turnover will cause the
Fund, through the Subsidiary, to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (the
"Subsidiary"), which in turn invests at least 90% of its total assets in securities that comprise the Underlying Index and American Depositary Receipts
("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the
Underlying Index. The Fund anticipates that the majority of the Subsidiary's investments will be in securities that comprise the Underlying Index rather than
ADRs and GDRs.

The Fund, through its investment in the Subsidiary, will normally invest at least 80% of its total assets in securities of Indian companies. Invesco
PowerShares Capital Management LLC (the "Adviser") serves as investment adviser to both the Fund and the Subsidiary. Since the Subsidiary is incorporated in the
Republic of Mauritius ("Mauritius"), the Subsidiary may be eligible to obtain benefits under the tax treaty between Mauritius and India.

The Underlying Index, compiled by Indus Advisors LLC (the "Index Provider"), is comprised of Indian equity securities traded on regulated stock exchanges in
India. The Underlying Index is designed to represent the Indian equity markets as a whole. As of December 31, 2010, the Underlying Index consisted of 50 securities of companies listed on the National Stock Exchange or the Bombay
Stock Exchange in India with a market capitalization range of between  $649 million and  $77.4 billion. The Fund, through its investment in the Subsidiary, generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund, through its investment in the Subsidiary, will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Indian Securities Risk. Investment in Indian securities involves risks in addition to those associated with investments in securities of issuers in more developed countries, which may adversely affect the value of the Subsidiary's assets. Such heightened risks include, among others, political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. In addition, religious and border disputes persist in India. Moreover, India has experienced civil unrest and hostilities with neighboring countries, including
Pakistan, and the Indian government has confronted separatist movements in several Indian states.

The securities market of India is considered an emerging market characterized by a small number of listed companies with significantly smaller market capitalization, greater price volatility and substantially less liquidity than more developed markets. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Subsidiary. This will affect the rate at which the Subsidiary is able to invest in India, the purchase and sale prices for such securities and the timing of purchases and sales. Certain restrictions on foreign investment may decrease the liquidity of the Subsidiary's portfolio or inhibit the Fund's ability to track the Underlying Index. The Fund's investments, through the
Subsidiary, in securities of issuers located or operating in India as well as its ability to track the Underlying Index may be limited or prevented, at times, due to the limits on foreign ownership imposed by the Reserve Bank of India
("RBI").

Substantially all of the income received by the Fund from its investments, through the Subsidiary, in equity securities is in rupees; however, the Fund will compute and distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the rupee falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the rupees to U.S. dollars, the Subsidiary may be required to liquidate securities in order to make distributions if the
Fund has insufficient cash in U.S. dollars to meet distribution requirements.
Moreover, the Fund may incur costs in connection with conversions between U.S.
dollars and rupees.

Regulatory Risk. The Adviser is a qualified foreign institutional investor
("FII") with the Securities and Exchange Board of India ("SEBI") and the
Subsidiary is registered as a sub-account with the SEBI in order to obtain certain benefits relating to the Subsidiary's ability to make and dispose of investments. There can be no assurances that the Indian regulatory authorities will continue to grant such qualifications, and the loss of such qualifications could adversely impact the ability of the Subsidiary to make and dispose of investments in India.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Currency Risk. The Fund, through the Subsidiary, invests in rupee denominated equity securities of Indian issuers. Because the Fund's net asset value ("NAV")
is determined in U.S. dollars, the Fund's NAV could decline if the rupee depreciates against the U.S. dollar, even if the value of the Subsidiary's holdings, measured in rupees, increases.

Energy Sector Risk. The Subsidiary may invest a significant portion of its assets in securities issued by companies in the energy sector. Companies in the energy sector may be adversely affected by changes in worldwide energy prices, exploration and production spending. These companies are also affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations.

Information Technology Sector Risk. The Subsidiary may invest a significant portion of its assets in securities issued by companies in the information technology sector. The information technology sector can be significantly affected by the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence and research and development of new products. Companies in the information technology sector also face competition or potential competition with numerous alternative technologies. In addition, the highly competitive information technology sector may cause the prices for these products and services to decline in the future.

Cash Transaction Risk. Unlike most exchange-traded funds ("ETFs"), the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the
Subsidiary's underlying investments. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund and Subsidiary incur operating expenses not applicable to the Underlying Index, and incur costs in buying and selling securities, especially when rebalancing the Subsidiary's securities holdings to reflect changes in the composition of the Underlying
Index. Because the Fund issues and redeems Creation Units principally for cash, the Subsidiary will incur higher costs in buying and selling securities than if the Fund issued and redeemed Creation Units principally in-kind. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Subsidiary's portfolio and the
Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries. If the Fund, through the Subsidiary, is focused in an industry or group of industries, the value of Shares of the Fund may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest, through the Subsidiary, a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Annual Total Returns-Calendar Years

        Best Quarter                    Worst Quarter
52.55% (2nd Quarter 2009)       (0.48)% (2nd Quarter 2010)

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The S&P CNX Nifty Index will no longer be used for comparative purposes going forward as the nature of its constituents differs from the nature of Fund's holdings to an extent that this is no longer an appropriate market index for the
Fund.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns PowerShares India Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
BSE SENSEX 30 Index	BSE SENSEX 30 Index (reflects no deduction for fees, expenses or taxes)	23.57%	2.81%	Mar 4, 2008
MSCI India GD Index	MSCI India GD Index (reflects no deduction for fees, expenses or taxes)	20.95%	1.31%	Mar 4, 2008
Indus India Index	Indus India Index (reflects no deduction for fees, expenses or taxes)	17.42%	3.13%	Mar 4, 2008
PowerShares India Portfolio-PowerShares India Portfolio	Return Before Taxes	15.21%	1.25%	Mar 4, 2008
PowerShares India Portfolio-PowerShares India Portfolio After Taxes on Distributions	Return After Taxes on Distributions	14.82%	1.07%	Mar 4, 2008
PowerShares India Portfolio-PowerShares India Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	9.88%	0.98%	Mar 4, 2008

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	PowerShares India Exchange-Traded Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001419139
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
PowerShares India Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares India Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield of the Indus India Index (the "Underlying
Index").

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund, through its investment in the Subsidiary (as defined below), pays transaction costs, such as commissions, when it purchases and sells securities
(or "turns over" its portfolio). A higher portfolio turnover will cause the
Fund, through the Subsidiary, to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (the
"Subsidiary"), which in turn invests at least 90% of its total assets in securities that comprise the Underlying Index and American Depositary Receipts
("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the
Underlying Index. The Fund anticipates that the majority of the Subsidiary's investments will be in securities that comprise the Underlying Index rather than
ADRs and GDRs.

The Fund, through its investment in the Subsidiary, will normally invest at least 80% of its total assets in securities of Indian companies. Invesco
PowerShares Capital Management LLC (the "Adviser") serves as investment adviser to both the Fund and the Subsidiary. Since the Subsidiary is incorporated in the
Republic of Mauritius ("Mauritius"), the Subsidiary may be eligible to obtain benefits under the tax treaty between Mauritius and India.

The Underlying Index, compiled by Indus Advisors LLC (the "Index Provider"), is comprised of Indian equity securities traded on regulated stock exchanges in
India. The Underlying Index is designed to represent the Indian equity markets as a whole. As of December 31, 2010, the Underlying Index consisted of 50 securities of companies listed on the National Stock Exchange or the Bombay
Stock Exchange in India with a market capitalization range of between  $649 million and  $77.4 billion. The Fund, through its investment in the Subsidiary, generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund, through its investment in the Subsidiary, will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund, through its investment in the Subsidiary, will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Indian Securities Risk. Investment in Indian securities involves risks in addition to those associated with investments in securities of issuers in more developed countries, which may adversely affect the value of the Subsidiary's assets. Such heightened risks include, among others, political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. In addition, religious and border disputes persist in India. Moreover, India has experienced civil unrest and hostilities with neighboring countries, including
Pakistan, and the Indian government has confronted separatist movements in several Indian states.

The securities market of India is considered an emerging market characterized by a small number of listed companies with significantly smaller market capitalization, greater price volatility and substantially less liquidity than more developed markets. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Subsidiary. This will affect the rate at which the Subsidiary is able to invest in India, the purchase and sale prices for such securities and the timing of purchases and sales. Certain restrictions on foreign investment may decrease the liquidity of the Subsidiary's portfolio or inhibit the Fund's ability to track the Underlying Index. The Fund's investments, through the
Subsidiary, in securities of issuers located or operating in India as well as its ability to track the Underlying Index may be limited or prevented, at times, due to the limits on foreign ownership imposed by the Reserve Bank of India
("RBI").

Substantially all of the income received by the Fund from its investments, through the Subsidiary, in equity securities is in rupees; however, the Fund will compute and distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the rupee falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the rupees to U.S. dollars, the Subsidiary may be required to liquidate securities in order to make distributions if the
Fund has insufficient cash in U.S. dollars to meet distribution requirements.
Moreover, the Fund may incur costs in connection with conversions between U.S.
dollars and rupees.

Regulatory Risk. The Adviser is a qualified foreign institutional investor
("FII") with the Securities and Exchange Board of India ("SEBI") and the
Subsidiary is registered as a sub-account with the SEBI in order to obtain certain benefits relating to the Subsidiary's ability to make and dispose of investments. There can be no assurances that the Indian regulatory authorities will continue to grant such qualifications, and the loss of such qualifications could adversely impact the ability of the Subsidiary to make and dispose of investments in India.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Currency Risk. The Fund, through the Subsidiary, invests in rupee denominated equity securities of Indian issuers. Because the Fund's net asset value ("NAV")
is determined in U.S. dollars, the Fund's NAV could decline if the rupee depreciates against the U.S. dollar, even if the value of the Subsidiary's holdings, measured in rupees, increases.

Energy Sector Risk. The Subsidiary may invest a significant portion of its assets in securities issued by companies in the energy sector. Companies in the energy sector may be adversely affected by changes in worldwide energy prices, exploration and production spending. These companies are also affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations.

Information Technology Sector Risk. The Subsidiary may invest a significant portion of its assets in securities issued by companies in the information technology sector. The information technology sector can be significantly affected by the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence and research and development of new products. Companies in the information technology sector also face competition or potential competition with numerous alternative technologies. In addition, the highly competitive information technology sector may cause the prices for these products and services to decline in the future.

Cash Transaction Risk. Unlike most exchange-traded funds ("ETFs"), the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the
Subsidiary's underlying investments. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund and Subsidiary incur operating expenses not applicable to the Underlying Index, and incur costs in buying and selling securities, especially when rebalancing the Subsidiary's securities holdings to reflect changes in the composition of the Underlying
Index. Because the Fund issues and redeems Creation Units principally for cash, the Subsidiary will incur higher costs in buying and selling securities than if the Fund issued and redeemed Creation Units principally in-kind. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Subsidiary's portfolio and the
Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries. If the Fund, through the Subsidiary, is focused in an industry or group of industries, the value of Shares of the Fund may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest, through the Subsidiary, a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified and can invest, through the Subsidiary, a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing how the Fund's average annual returns compared with broad measures of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes).

Annual Return, Caption	rr_AnnualReturnCaption	Annual Total Returns-Calendar Years
Bar Chart, Closing	rr_BarChartClosingTextBlock
        Best Quarter                    Worst Quarter
52.55% (2nd Quarter 2009)       (0.48)% (2nd Quarter 2010)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The S&P CNX Nifty Index will no longer be used for comparative purposes going forward as the nature of its constituents differs from the nature of Fund's holdings to an extent that this is no longer an appropriate market index for the
Fund.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
PowerShares India Portfolio | PowerShares India Portfolio-PowerShares India Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIN
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.78%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	80
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	966
Annual Return 2009	rr_AnnualReturn2009	83.20%
Annual Return 2010	rr_AnnualReturn2010	15.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	52.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.48%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2008
PowerShares India Portfolio | PowerShares India Portfolio-PowerShares India Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.82%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2008
PowerShares India Portfolio | PowerShares India Portfolio-PowerShares India Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.88%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.98%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2008
PowerShares India Portfolio | BSE SENSEX 30 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BSE SENSEX 30 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2008
PowerShares India Portfolio | MSCI India GD Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI India GD Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.31%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2008
PowerShares India Portfolio | Indus India Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Indus India Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2008